Schedule of Long-Term Debt (Details) (Parenthetical) - USD ($)							12 Months Ended
	Dec. 17, 2025	Feb. 15, 2025	Jun. 28, 2024	Feb. 15, 2024	Sep. 11, 2023	Mar. 13, 2023	Dec. 31, 2025	Dec. 31, 2024	Jul. 30, 2025
Debt Instrument [Line Items]
Loan amount drew down	$ 375,000
Long term debt outstanding							$ 87,860,000
Secured loan amount									$ 45,000,000
Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Balloon payment							$ 11,100,000
Long term debt balloon payment year							2030-12
Vessel acquisition date							$ 375
Konkar Ormi [Member]
Debt Instrument [Line Items]
Quarterly installments					$ 300,000
Interest rate margin					235.00%
Balloon payment							$ 12,600,000
Long term debt balloon payment year							2028-09
Long term debt outstanding							$ 15,900,000	$ 17,100,000
Fund payment					$ 19,000,000
Vessel acquisition date							300,000
Konkar Asteri [Member]
Debt Instrument [Line Items]
Quarterly installments				$ 300
Interest rate margin				235.00%
Balloon payment							$ 8,500,000
Long term debt balloon payment year							2029-02
Minimum cash deposits				$ 350
Debt to market value of adjusted assets maximum ratio				75.00%
Minimum security collateral cover required		125.00%
Payment of loans							$ 12,400,000	13,600,000
Secured loan amount				$ 14,500,000
Prepaid amount							300,000
Konkar Venture [Member]
Debt Instrument [Line Items]
Outstanding balance							14,610,000	15,870,000
Quarterly installments			$ 315,000				315,000
Interest rate margin			2.15%
Balloon payment							$ 10,200,000
Long term debt balloon payment year							2029-06
Minimum cash deposits			$ 300,000
Debt to market value of adjusted assets maximum ratio			75.00%
Loan amount drew down			$ 16,500,000
Minimum cash and cash equivalents			$ 2,000,000
Debt to market value of adjusted assets minimum required ratio			3.00%
Secured Loan Tenthone Corp [Member]
Debt Instrument [Line Items]
Debt to market value of adjusted assets maximum ratio						75.00%
Minimum security collateral cover required						130.00%
Minimum cash deposits						$ 900,000
Minimum cash and cash equivalents						$ 2,000,000
Debt to market value of adjusted assets minimum required ratio						3.00%
Secured Loan Tenthone Corp [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum cash deposits						$ 500,000
Secured Loan Eleventhone Corp [Member]
Debt Instrument [Line Items]
Debt to market value of adjusted assets maximum ratio	75.00%
Minimum security collateral cover required	125.00%
Minimum cash deposits	$ 750,000
Reduced minimum cash deposits	500,000
Secured Loan Dryone Corp [Member]
Debt Instrument [Line Items]
Debt to market value of adjusted assets maximum ratio					75.00%
Minimum security collateral cover required					130.00%
Minimum cash deposits					$ 300,000
Secured Loan Drythree Corp [Member]
Debt Instrument [Line Items]
Minimum cash and cash equivalents					$ 2,000,000
Debt to market value of adjusted assets minimum required ratio					3.00%
Seventhone Corp [Member]
Debt Instrument [Line Items]
Outstanding balance	14,750,000						$ 14,750,000	10,150,000
Quarterly installments	$ 450,000						$ 450,000
Interest rate margin	1.90%
Debt instrument basis spread variable rate	2.40%
Frequency of periodic payments							20
Balloon payment							$ 5,750,000
Long term debt balloon payment year							2030-12
Seventhone Corp [Member] | Secured Loan Agreement [Member]
Debt Instrument [Line Items]
Minimum cash deposits	$ 500,000
Debt to market value of adjusted assets maximum ratio	75.00%
Minimum security collateral cover required	125.00%
Tenthone [Member]
Debt Instrument [Line Items]
Outstanding balance							$ 11,600,000	12,800,000
Quarterly installments							$ 300,000
Interest rate margin						2.70%
Frequency of periodic payments							9
Balloon payment							$ 8,900,000
Long term debt balloon payment year							2028-03
Loan amount drew down						$ 15,500,000
Tenthone Corp [Member]
Debt Instrument [Line Items]
Payment of loans						$ 300,000
Eleventhone [Member]
Debt Instrument [Line Items]
Loan amount drew down	$ 18,600,000
Eleventhone [Member] | Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Long term debt outstanding							$ 18,600,000	$ 15,663,000